Financial Risks - Summary of Unrealized Gains and Losses on Share Positions (Detail) - Share [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unrealized gains and losses on share positions [line items]
Cost basis	€ 371	€ 385
Carrying value	391	433
Net unrealized gains / (losses)	20	48
Carrying value of securities with gross unrealized gains	304	400
Gross unrealized gains	40	62
Carrying value of securities with gross unrealized losses	86	34
Gross unrealized losses	€ (20)	€ (13)